DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Direct operating expense from investment property [abstract]
Disclosure of Detailed Information About Direct Commercial Property Expense
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Property maintenance	$879	$867	$727
Real estate taxes	637	644	548
Employee compensation and benefits	199	195	148
Depreciation and amortization	54	50	29
Lease expense(1)	19	18	11
Other(2)	593	562	389
Total direct commercial property expense	$2,381	$2,336	$1,852
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(2)For the twelve months ended December 31, 2024, the partnership recorded a loss allowance of $40 million (loss (recovery) allowance of $17 million in 2023 and $(11) million in 2022) in commercial property operating expenses.